Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 2,763	$ 37	₨ 2,529
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method	[1]	2,714		2,464	₨ 2,029
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 49		₨ 65	₨ 75

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.